ACCOUNTS RECEIVABLE, NET (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable, Net
Accounts receivable, net consisted of the following:

(dollars in millions)	September 30, 2020	December 31, 2019
Trade receivables	$2,578	$2,444
Receivables from affiliates	213	143
Other receivables	169	184
Accounts receivable	2,960	2,771
Less: Allowance for expected credit losses	(88)	(45)
Accounts receivable, net	$2,872	$2,726

(dollars in millions)	2019	2018
Trade receivables	$2,444	$2,549
Receivables from affiliates	143	113
Miscellaneous receivables	184	152
	$2,771	$2,814
Less: Allowance for doubtful accounts	(45)	(141)
	2,726	2,673